Compensation of Directors, Executive Officers and other key managment personnel	12 Months Ended
Dec. 31, 2017
Compensation of Directors, Executive Officers and other key management personnel
Compensation of Directors, Executive Officers and other key management personnel

6.  Compensation of Directors, Executive Officers and other key management personnel

The Bank considers as key management personnel the directors, the executive officers and the members of the audit committee, the corporate practices, nominating and compensation committee, the comprehensive risk management committee and the remuneration committee.

a)   Remuneration of directors

Our shareholders establish the compensation of our directors at the annual shareholders’ meeting. Accordingly, only independent directors receive compensation for their duties. Under Mexican law, we are not required to disclose on an individual basis the compensation of our directors, our executive officers and the members of the audit committee, the corporate practices, nominating and compensation committee, the comprehensive risk management committee and the remuneration committee, and we do not otherwise publicly disclose such information.

The aggregate compensation paid to independent directors who were members of the audit committee, the corporate practices, nominating and compensation committee, the comprehensive risk management committee, the remuneration committee and the Board of Directors of the Bank amounted to 13 million pesos during 2015, 13 million pesos during 2016 and 12 million pesos during 2017, paid as attendance fees.

b)   Remuneration of executive officers

The aggregate amount for compensation and benefits to executive officers amounted to 282 million pesos during 2015, 401 million pesos during 2016 and 416 million pesos during 2017. The main benefits paid to the Bank’s executive officers are: Christmas bonus, vacation bonus, holidays, performance bonus, share-based payments, health care services, health insurance, life insurance and retirement fund.

The criteria for granting and paying bonus compensation vary according to the activities performed by the different areas and, therefore, payment of the bonus may vary depending on the department and activities performed by each member.

c)   Post-employment and other long-term benefits

Our executive officers may participate in the same pension and medical expenses plan that is available to the Bank’s employees, but at different contribution percentages to the ones made by the rest of the employees.

The total post-employment benefits (including pension plan, medical expenses and life insurance policies) to executive officers amounted to 361 million pesos at December 31, 2015, 265 million pesos at December 31, 2016 and 265 million pesos at December 31, 2017.

d)   Local Program

The Bank established a share-based variable compensation plan for its executive officers and other executives (Local Program). The plan is settled through equity instruments of the Parent company and is recognized as a cash-settled share-based payment transaction. Details of the plan are presented in Note 41.b.

e)   Corporate performance shares plan 2014

On March 28, 2014, the shareholders of Banco Santander (Spain) approved a new share-based variable compensation plan denominated “Corporate performance shares plan 2014” applicable only to a certain group of executive officers. This plan provides a variable compensation linked to the performance of the stock of Banco Santander (Spain). The Corporate performance shares plan 2014 is payable in shares of the Parent company. This plan is recognized as a cash-settled share-based payment transaction. Details of the plan are presented in Note 41.c.

f)   Long-term incentive plan 2015

During September 2016, the Bank began to participate in a new corporate share-based variable compensation plan denominated “Long-term incentive plan 2015” applicable only to a certain group of executive officers. This plan provides a variable compensation linked to the growth of the earnings per share ratio and of the return on tangible equity of Banco Santander (Spain). This plan will be payable in shares of the Parent company in 2019. This plan is recognized as a cash-settled share-based payment transaction. Details of the plan are presented in Note 41.d.

g)   Loans to executive officers

The loans granted to executive officers amount to 31 million pesos and 27 million pesos as of December 31, 2016 and 2017, respectively.